UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Real Estate Index Fund

April 30, 2015

1.929338.103

URX-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.9%
REITs - Apartments - 18.5%
American Campus Communities, Inc.	111,357	$ 4,469,870
American Homes 4 Rent Class A	140,642	2,375,443
Apartment Investment & Management Co. Class A	155,125	5,852,866
Associated Estates Realty Corp.	57,290	1,632,765
AvalonBay Communities, Inc.	131,075	21,540,866
Camden Property Trust (SBI)	86,079	6,462,811
Education Realty Trust, Inc.	47,696	1,603,540
Equity Residential (SBI)	361,113	26,671,806
Essex Property Trust, Inc.	64,645	14,347,958
Home Properties, Inc.	57,364	4,219,696
Mid-America Apartment Communities, Inc.	74,741	5,576,426
Post Properties, Inc.	54,190	3,098,042
Silver Bay Realty Trust Corp.	37,095	573,860
UDR, Inc.	256,856	8,417,171
TOTAL REITS - APARTMENTS		106,843,120
REITs - Diversified - 7.9%
Cousins Properties, Inc.	204,099	1,987,924
Digital Realty Trust, Inc.	134,512	8,529,406
Duke Realty LP	342,202	6,779,022
DuPont Fabros Technology, Inc.	65,592	2,043,191
Liberty Property Trust (SBI)	147,794	5,149,143
PS Business Parks, Inc.	19,239	1,468,898
Vornado Realty Trust	173,445	17,949,823
Washington REIT (SBI) (d)	66,326	1,639,579
TOTAL REITS - DIVERSIFIED		45,546,986
REITs - Health Care - 13.1%
HCP, Inc. (d)	457,363	18,427,155
Health Care REIT, Inc.	346,884	24,982,586
Healthcare Realty Trust, Inc.	98,675	2,526,080
LTC Properties, Inc.	35,279	1,533,225
Senior Housing Properties Trust (SBI)	233,252	4,774,668
Universal Health Realty Income Trust (SBI)	13,203	655,661
Ventas, Inc.	328,369	22,624,624
TOTAL REITS - HEALTH CARE		75,523,999
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - 6.9%
Ashford Hospitality Prime, Inc.	22,177	$ 347,292
Ashford Hospitality Trust, Inc.	85,443	774,114
DiamondRock Hospitality Co.	199,009	2,698,562
FelCor Lodging Trust, Inc.	124,451	1,382,651
Hersha Hospitality Trust	197,370	1,269,089
Hospitality Properties Trust (SBI)	148,835	4,476,957
Host Hotels & Resorts, Inc.	751,930	15,143,870
LaSalle Hotel Properties (SBI)	112,080	4,112,215
Pebblebrook Hotel Trust	71,186	3,056,727
Strategic Hotel & Resorts, Inc. (a)	272,755	3,191,234
Sunstone Hotel Investors, Inc.	206,974	3,224,655
TOTAL REITS - HOTELS		39,677,366
REITs - Manufactured Homes - 1.3%
Equity Lifestyle Properties, Inc.	79,436	4,195,810
Sun Communities, Inc.	49,882	3,095,677
TOTAL REITS - MANUFACTURED HOMES		7,291,487
REITs - Office Property - 13.3%
Alexandria Real Estate Equities, Inc.	71,502	6,605,355
BioMed Realty Trust, Inc.	199,849	4,146,867
Boston Properties, Inc.	152,057	20,118,662
Brandywine Realty Trust (SBI)	178,373	2,600,678
Columbia Property Trust, Inc.	124,052	3,253,884
Corporate Office Properties Trust (SBI)	91,839	2,423,631
Douglas Emmett, Inc.	135,133	3,851,291
Equity Commonwealth (a)	128,777	3,246,468
First Potomac Realty Trust (d)	58,375	625,780
Franklin Street Properties Corp.	88,508	1,045,279
Highwoods Properties, Inc. (SBI)	92,231	3,969,622
Kilroy Realty Corp.	85,740	6,086,683
Mack-Cali Realty Corp.	83,119	1,491,986
New York (REIT), Inc.	160,986	1,590,542
Parkway Properties, Inc.	83,579	1,359,830
Piedmont Office Realty Trust, Inc. Class A	153,186	2,677,691
SL Green Realty Corp.	97,898	11,978,799
TOTAL REITS - OFFICE PROPERTY		77,073,048
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Regional Malls - 16.9%
CBL & Associates Properties, Inc.	169,011	$ 3,043,888
General Growth Properties, Inc.	623,651	17,088,037
Pennsylvania Real Estate Investment Trust (SBI) (d)	68,505	1,548,898
Rouse Properties, Inc.	34,389	600,776
Simon Property Group, Inc.	308,555	55,999,645
Tanger Factory Outlet Centers, Inc.	93,713	3,146,883
Taubman Centers, Inc.	62,848	4,525,684
The Macerich Co.	139,724	11,423,834
TOTAL REITS - REGIONAL MALLS		97,377,645
REITs - Shopping Centers - 9.0%
Acadia Realty Trust (SBI)	67,645	2,090,231
Brixmor Property Group, Inc.	168,222	3,944,806
Cedar Shopping Centers, Inc.	73,342	512,661
DDR Corp. (d)	297,294	5,068,863
Equity One, Inc.	76,886	1,893,702
Federal Realty Investment Trust (SBI)	68,157	9,110,546
Inland Real Estate Corp.	87,707	902,505
Kimco Realty Corp.	409,533	9,869,745
Kite Realty Group Trust	82,890	2,171,718
Ramco-Gershenson Properties Trust (SBI)	76,991	1,345,803
Regency Centers Corp.	93,432	5,865,661
Saul Centers, Inc.	11,148	560,967
Urban Edge Properties	86,753	1,963,220
Weingarten Realty Investors (SBI)	111,873	3,664,959
WP Glimcher, Inc.	183,739	2,756,085
TOTAL REITS - SHOPPING CENTERS		51,721,472
REITs - Storage - 7.1%
CubeSmart	161,666	3,729,635
Extra Space Storage, Inc.	109,757	7,236,279
Public Storage	144,087	27,075,388
Sovran Self Storage, Inc.	35,293	3,082,491
TOTAL REITS - STORAGE		41,123,793
REITs - Warehouse/Industrial - 4.9%
DCT Industrial Trust, Inc.	87,577	2,893,544
EastGroup Properties, Inc.	31,731	1,815,013
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - continued
First Industrial Realty Trust, Inc.	109,738	$ 2,165,131
Prologis, Inc.	508,358	20,435,992
Rexford Industrial Realty, Inc.	53,315	792,261
TOTAL REITS - WAREHOUSE/INDUSTRIAL		28,101,941
TOTAL REAL ESTATE INVESTMENT TRUSTS		570,280,857
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Real Estate Operating Companies - 0.7%
Forest City Enterprises, Inc. Class A (a)	166,655	3,959,723
TOTAL COMMON STOCKS (Cost $534,783,618)		574,240,580
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (e) (Cost $199,683)	$ 200,000	199,775
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	2,226,862	2,226,862
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	14,442,750	14,442,750
TOTAL MONEY MARKET FUNDS (Cost $16,669,612)		16,669,612
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $551,652,913)		591,109,967
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(14,376,119)
NET ASSETS - 100%		$ 576,733,848
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
24 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 2,494,680	$ 11,223

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,775.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,628
Fidelity Securities Lending Cash Central Fund	25,824
Total	$ 30,452
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 574,240,580	$ 574,240,580	$ -	$ -
U.S. Treasury Obligations	199,775	-	199,775	-
Money Market Funds	16,669,612	16,669,612	-	-
Total Investments in Securities:	$ 591,109,967	$ 590,910,192	$ 199,775	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,223	$ 11,223	$ -	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $552,577,640. Net unrealized appreciation aggregated $38,532,327, of which $56,648,209 related to appreciated investment securities and $18,115,882 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015